5. Financial risk management (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 ARS ($)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	$ 4,262,871		$ 2,823,283				$ 2,509,773	$ 1,632,403
Decrease in the profit (loss) due to a 1% increase in floating interest rates	(2,098)		0
Increase in the profit (loss) due to a 1% decrease in floating interest rates	2,098		0
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans					$ 4,262,871	$ 2,823,283
Fixed Rate
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	3,321,452		2,823,283
Fixed Rate | US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans					3,321,452	2,823,283
Floating Rate
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	$ 941,419		$ 0
Floating Rate | US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans					$ 941,419	$ 0
Decrease in the profit (loss) due to a 1% increase in floating interest rates		$ (2,098)		$ 0
Increase in the profit (loss) due to a 1% decrease in floating interest rates		$ 2,098		$ 0